Income Taxes - Summary of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)
Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ (35,196)	$ (4,834)	¥ (30,521)
Provided	(126)	(17)	(15,356)
Written off	9,355	1,285	10,681
Balance at the end of the year	¥ (25,967)	$ (3,566)	¥ (35,196)